Segment Information (Details) - Schedule of Non-Current Assets	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
PRC [Member]
Segment Reporting Information [Line Items]
Non-current assets	¥ 527,009,381	$ 74,278,983	¥ 645,210,788
Other Countries/Regions [Member]
Segment Reporting Information [Line Items]
Non-current assets	¥ 17,583,961	$ 2,478,360	¥ 4,602,447